UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2011
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Atkinson Asset Management Inc
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      -
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            May 10, 2011

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       57
Form 13F Information Table Value Total:       211636
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC            WRT 1/19/21    026874156      24    2180SH     SOLE         2180
AMERICAN INTL GROUP INC            COM NEW ADDED  026874784     143    4083SH     SOLE         4083
APACHE CORP                        COM            037411105    6730   51409SH     SOLE        51409
APPLIED MATLS INC                  COM            038222105    1564  100130SH     SOLE       100130
BEST BUY CO INC                    COM            086516101    1250   43520SH     SOLE        43520
BILL BARRETT CORP                  COM            06846N104    6682  167418SH     SOLE       167418
CANADIAN NAT RES LTD               COM            136385101    6446  130800SH     SOLE       130800
CAPITAL ONE FINL CORP              COM            14040H105    1654   31830SH     SOLE        31830
CHESAPEAKE ENERGY CORP             COM            165167107    6322  188600SH     SOLE       188600
CHEVRON CORP                       NEW COM        166764100    6532   60800SH     SOLE        60800
COMCAST CORP                       NEW CL A       20030N101    1578   63820SH     SOLE        63820
CONOCOPHILLIPS                     COM            20825C104    6599   82628SH     SOLE        82628
DANAHER CORP                       COM            235851102    1693   32630SH     SOLE        32630
DEVON ENERGY CORP                  COM            25179M103    6350   69200SH     SOLE        69200
EBAY INC                           COM            278642103    1567   50490SH     SOLE        50490
FOREST OIL CORP                    COM PAR $0.01  346091705    3495   92400SH     SOLE        92400
GILEAD SCIENCES INC                COM            375558103    1707   40230SH     SOLE        40230
HALLIBURTON CO                     COM            406216101    6998  140400SH     SOLE       140400
HELIX ENERGY SOLUTIONS             GRP I COM      42330P107    4743  275780SH     SOLE       275780
HESS CORP                          COM            42809H107    6752   79243SH     SOLE        79243
HONDA MOTOR LTD                    AMERN SHS      438128308     673   17930SH     SOLE        17930
INFOSPACE INC                      COM PAR $.0001 45678T300    1630  188230SH     SOLE       188230
INTEL CORP                         COM            458140100    1533   76000SH     SOLE        76000
INTERCONTINENTALEXCHANGE INC       COM            45865V100    1623   13140SH     SOLE        13140
ITRON INC                          COM            465741106    1524   27000SH     SOLE        27000
JA SOLAR HOLDINGS CO LTD           SPONSORED ADR  466090107   12409 1770200SH     SOLE      1770200
L-3 COMMUNICATIONS HLDGS INC       COM            502424104    1556   19870SH     SOLE        19870
LDK SOLAR CO LTD                   SPONSORED ADR  50183L107    1496  122200SH     SOLE       122200
MARATHON OIL CORP                  COM            565849106    6733  126300SH     SOLE       126300
MEMC ELECTR MATLS INC              COM            552715104    1341  103480SH     SOLE       103480
NETEASE COM INC                    SPONSORED ADR  64110W102    5201  105040SH     SOLE       105040
NETFLIX INC                        COM            64110L106    1986    8370SH     SOLE         8370
NEWFIELD EXPL CO                   COM            651290108    6657   87586SH     SOLE        87586
NEXEN INC                          COM            65334H102    6148  247421SH     SOLE       247421
NOBLE ENERGY INC                   COM            655044105    6556   67835SH     SOLE        67835
NVIDIA CORP                        COM            67066G104    1152   62385SH     SOLE        62385
ORACLE CORP                        COM            68389X105    1528   45780SH     SOLE        45780
ORMAT TECHNOLOGIES INC             COM            686688102    1421   56119SH     SOLE        56119
PARAMETRIC TECHNOLOGY CORP         COM NEW        699173209    1453   64590SH     SOLE        64590
PATTERSON UTI ENERGY INC           COM            703481101    4640  157870SH     SOLE       157870
POWER ONE INC                      COM            73930R102    1400  160000SH     SOLE       160000
QWEST COMMUNICATIONS INTL          COM            749121109    1518  222280SH     SOLE       222280
RENESOLA LTD                       SPONSORED ADS  75971T103    6991  662700SH     SOLE       662700
RESEARCH IN MOTION LTD             COM            760975102    1391   24670SH     SOLE        24670
ROPER INDS INC                     COM            776696106    1791   20720SH     SOLE        20720
SOHU COM INC                       COM            83408W103    8136   91050SH     SOLE        91050
STATE STR CORP                     COM            857477103    1454   32354SH     SOLE        32354
STR HOLDINGS                       COM            78478V100    1437   74900SH     SOLE        74900
SUNCOR ENERGY INC                  NEW COM        867224107    6328  141576SH     SOLE       141576
SUNPOWER CORP                      COM CL B       867652307    1501   90020SH     SOLE        90020
SUNTECH PWR HLDGS CO LTD           ADR            86800C104    1542  156391SH     SOLE       156391
TD AMERITRADE HLDG CORP            COM            87236Y108    1579   75660SH     SOLE        75660
TOYOTA MOTOR CORP                  SP ADR REP2COM 892331307     701    8740SH     SOLE         8740
TRINA SOLAR LIMITED                SPONSORED ADR  89628E104   15116  501850SH     SOLE       501850
UNIT CORP                          COM            909218109    6622  106897SH     SOLE       106897
VALERO ENERGY CORP                 NEW COM        91913Y100    6554  219799SH     SOLE       219799
YINGLI GREEN ENERGY HLDG CO        ADR            98584B103    1486  115200SH     SOLE       115200
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